Investments in Associates - Additional Information (Details) $ in Thousands				12 Months Ended
	Jun. 05, 2024	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares	Aug. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of associates [line items]
Gain on sale of partial interest and reclassification of investment				$ 0	$ 34,467
Investments in associates				0	$ 29,263				$ 150,834
Versamet
Disclosure of associates [line items]
Proportion of ownership interest in associate	13.40%				20.30%
Gain on sale of partial interest and reclassification of investment				5,600
Consideration transferred, acquisition-date fair value				33,900
Sale of asset, consideration received, price per share (in dollars per share) | $ / shares						$ 0.80	$ 0.80
Investments in associates				0	$ 29,263				30,967
i-80 Gold
Disclosure of associates [line items]
Proportion of ownership interest in associate		19.95%
Gain on sale of partial interest and reclassification of investment					34,500
Consideration transferred, acquisition-date fair value								$ 2,100
Private placement, number of units sold (in shares) | shares		11,600,000
Private placement sale, units sold, price per unit (in dollars per share) | $ / shares			$ 2.76
Gross proceeds from sales of interests in associates		$ 23,600
Securities called by warrant, price per share (in dollars per share) | $ / shares			$ 3.45
Private placement sale, common shares sold		20,500
Private placement sale, warrants issued		3,100
Investments in associates		105,100	$ 105,100	$ 0	$ 0				$ 119,867
Transaction costs		$ 800
Private placement sale, number of warrants included per unit sold (in shares) | shares		0.5
Private placement sale, number of common shares included per unit sold (in shares) | shares		1
Number of common shares called by each warrant (in shares) | shares		1	1
i-80 Gold | FVOCI
Disclosure of associates [line items]
Investments in associates		$ 119,900	$ 119,900